DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)	12 Months Ended
Dec. 31, 2022 Day
Minimum [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Abstract]
Number Of Days Determining Due In Accounts Receivable	30
Maximum [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Abstract]
Number Of Days Determining Due In Accounts Receivable	60